Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Schedule of Estimated Useful Lives
Items of mineral properties, plant and equipment are depreciated based on the estimated economic useful life of each component as follows:

Buildings	Lessor of life of mine or up to 25 years
Mining equipment	4 years / units of production
Mobile equipment & other assets	5 years
Mineral properties	Units of production
Mine closure and rehabilitation costs	Units of production or period until remediation
Right of use assets	Shorter of the term of lease and life of asset

	Buildings	Mining Equipment	Mineral Properties(1)	Projects in Progress	Equipment & Other Assets	Deposit on Projects	Mine Closure Costs	Right-of-Use Assets	Total
Cost:
Balance, December 31, 2022	$22,038	$194,455	$553,687	$111,821	$19,262	$39,274	$14,188	$28,449	$983,174
Additions	2,672	47,846	98,046	217,988	3,207	107,226	—	20,019	497,004
Capitalized borrowing costs	—	—	—	16,983	—	—	—	—	16,983
Change in estimates	—	—	—	—	—	—	3,119	—	3,119
Disposals	—	(2,844)	(746)	(41)	(58)	(56)	—	(1,831)	(5,576)
Transfers	10,405	28,566	898	57,669	2,639	(100,177)	—	—	—
Foreign exchange	2,131	17,466	45,923	15,237	1,563	3,275	1,202	2,692	89,489
Balance, December 31, 2023	37,246	285,489	697,808	419,657	26,613	49,542	18,509	49,329	1,584,193
Additions(2)	3,888	53,331	82,063	145,333	3,986	25,991	—	18,012	332,604
Capitalized borrowing costs	—	—	—	36,467	—	—	—	—	36,467
Change in estimates	—	—	—	—	—	—	7,890	—	7,890
Disposals	—	(3,160)	(940)	(5)	(253)	—	—	(4,450)	(8,808)
Transfers (Note 8)	4,705	32,316	30,585	(2,158)	2,929	(55,906)	—	(789)	11,682
Foreign exchange	(9,246)	(73,032)	(165,758)	(98,273)	(6,303)	(6,927)	(5,063)	(12,107)	(376,709)
Balance, December 31, 2024	$36,593	$294,944	$643,758	$501,021	$26,972	$12,700	$21,336	$49,995	$1,587,319

Accumulated depreciation:
Balance, December 31, 2022	$(5,047)	$(42,310)	$(150,559)	$—	$(6,990)	$—	$(5,227)	$(17,767)	$(227,900)
Depreciation expense	(1,497)	(24,209)	(47,717)	—	(1,877)	—	(662)	(12,565)	$(88,527)
Disposals	—	1,613	—	—	52	—	—	1,372	$3,037
Foreign exchange	(440)	(4,011)	(11,663)	—	(553)	—	(427)	(1,711)	$(18,805)
Balance, December 31, 2023	(6,984)	(68,917)	(209,939)	—	(9,368)	—	(6,316)	(30,671)	(332,195)
Depreciation expense	(2,022)	(25,707)	(41,025)	—	(2,001)	—	(732)	(14,069)	(85,556)
Disposals	—	2,950	—	—	62	—	—	3,537	6,549
Foreign exchange	1,787	17,999	51,053	36	2,097	—	1,474	7,931	82,377
Balance, December 31, 2024	$(7,219)	$(73,675)	$(199,911)	$36	$(9,210)	$—	$(5,574)	$(33,272)	$(328,825)

Net book value, December 31, 2023	$30,262	$216,572	$487,869	$419,657	$17,245	$49,542	$12,193	$18,658	$1,251,998
Net book value, December 31, 2024	$29,374	$221,269	$443,847	$501,057	$17,762	$12,700	$15,762	$16,723	$1,258,494
(1) Mineral properties include $57.9 million (2023 - $72.4 million) of costs on expansion of near-mine resource potential which are not currently being depreciated.
(2) Additions to projects in progress was net of $10.1 million in value added taxes that were transferred to other receivables during the year ended December 31, 2024 as a result of the completion of a recoverability assessment.

Classification and Measurement of Financial Assets and Liabilities Under IFRS 9
The Company has assessed the classification and measurement of its financial assets and financial liabilities under IFRS 9 in the following table:

Measurement Category
Financial Assets
Cash and cash equivalents	Amortized Cost
Short-term investments	Amortized Cost
Trade receivables related to provisional priced sales	Fair value through profit or loss
Derivatives	Fair value through profit or loss
Notes and other receivables	Amortized Cost
Deposits	Amortized Cost
Financial Liabilities
Trade payables	Amortized Cost
Loans and borrowings	Amortized Cost
Derivatives	Fair value through profit or loss